UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-08673

BNY Mellon Investment Portfolios

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Investment Portfolios, MidCap Stock Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$41	0.80%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$155	275	36.47%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0174SA0624

BNY Mellon Investment Portfolios, MidCap Stock Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$53	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$155	275	36.47%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0421SA0624

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$30	0.61%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$554	608	33.49%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0410SA0624

BNY Mellon Investment Portfolios, Technology Growth Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$42	0.77%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,186	41	10.28%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0175SA0624

BNY Mellon Investment Portfolios, Technology Growth Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.02%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,186	41	10.28%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0422SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Investment Portfolios,
MidCap Stock Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MidCap Stock Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - 1.7%
Adient PLC	26,400	[a]	652,344
Autoliv, Inc.	7,551		807,882
Fox Factory Holding Corp.	1,027	[a]	49,491
Lear Corp.	5,662		646,657
The Goodyear Tire & Rubber Company	1,903	[a]	21,599
Thor Industries, Inc.	1,154		107,841
Visteon Corp.	3,619	[a]	386,147
			2,671,961
Banks - 5.1%
Bank OZK	22,384		917,744
Columbia Banking System, Inc.	34,896		694,081
East West Bancorp, Inc.	9,025		660,901
First Financial Bankshares, Inc.	20,319		600,020
Hancock Whitney Corp.	11,627		556,119
International Bancshares Corp.	2,333		133,471
SouthState Corp.	12,558		959,682
UMB Financial Corp.	2,419		201,793
Webster Financial Corp.	14,470		630,747
Wintrust Financial Corp.	18,921		1,864,854
Zions Bancorp NA	15,856		687,675
			7,907,087
Capital Goods - 19.0%
Acuity Brands, Inc.	4,460		1,076,822
Advanced Drainage Systems, Inc.	5,719		917,270
Applied Industrial Technologies, Inc.	3,963		768,822
Armstrong World Industries, Inc.	9,926		1,124,020
Axon Enterprise, Inc.	4,846	[a]	1,425,887
BWX Technologies, Inc.	5,527		525,065
Carlisle Cos., Inc.	3,595		1,456,730
Chart Industries, Inc.	2,535	[a,b]	365,902
Comfort Systems USA, Inc.	1,680		510,922
Core & Main, Inc., CI. A	7,375	[a]	360,933
Donaldson Co., Inc.	17,201		1,230,904
EMCOR Group, Inc.	8,776		3,203,942
EnerSys	6,766		700,416
Esab Corp.	7,400		698,782
Fluor Corp.	20,587	[a]	896,564
Fortune Brands Innovations, Inc.	30,560		1,984,566
Generac Holdings, Inc.	1,108	[a]	146,500
Graco, Inc.	14,190		1,124,983
ITT, Inc.	13,429		1,734,758
Kennametal, Inc.	2,039		47,998
Lennox International, Inc.	478		255,720
Lincoln Electric Holdings, Inc.	7,952		1,500,065
MSC Industrial Direct Co., Inc., Cl. A	11,816		937,127
Owens Corning	2,265		393,476
Regal Rexnord Corp.	1,750		236,635

3

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Capital Goods - 19.0% (continued)
Simpson Manufacturing Co., Inc.	7,781		1,311,332
SunPower Corp.	10,744	[a,b]	31,802
Sunrun, Inc.	10,560	[a,b]	125,242
Terex Corp.	8,796	[b]	482,373
The Timken Company	10,037		804,265
Trex Co., Inc.	9,246	[a]	685,314
UFP Industries, Inc.	1,599		179,088
Watts Water Technologies, Inc., Cl. A	10,733		1,968,110
WESCO International, Inc.	2,034		322,430
			29,534,765
Commercial & Professional Services - .7%
ExlService Holdings, Inc.	7,251	[a]	227,391
Genpact Ltd.	11,559		372,084
MAXIMUS, Inc.	1,876		160,773
MSA Safety, Inc.	412		77,328
The Brink's Company	2,291		234,598
			1,072,174
Consumer Discretionary Distribution & Retail - 3.1%
AutoNation, Inc.	338	[a]	53,870
Bath & Body Works, Inc.	3,066		119,727
Burlington Stores, Inc.	2,685	[a]	644,400
Dick's Sporting Goods, Inc.	2,105		452,259
Etsy, Inc.	4,350	[a]	256,563
Kohl's Corp.	13,439		308,963
Murphy USA, Inc.	365		171,353
Nordstrom, Inc.	2,623	[b]	55,660
RH	647	[a,b]	158,153
The Gap, Inc.	48,527		1,159,310
Williams-Sonoma, Inc.	5,060		1,428,792
			4,809,050
Consumer Durables & Apparel - 5.9%
Brunswick Corp.	6,581		478,899
Carter's, Inc.	12,513		775,431
Columbia Sportswear Co.	5,428	[b]	429,246
Crocs, Inc.	5,069	[a]	739,770
Deckers Outdoor Corp.	761	[a]	736,610
Helen of Troy Ltd.	6,244	[a]	579,069
Lennar Corp., Cl. A	1,409		211,167
Mattel, Inc.	20,386	[a]	331,476
PVH Corp.	2,297		243,183
Ralph Lauren Corp.	958		167,707
Skechers USA, Inc., Cl. A	18,560	[a]	1,282,867
Tempur Sealy International, Inc.	14,593		690,833
Toll Brothers, Inc.	2,478		285,416
TopBuild Corp.	3,935	[a]	1,516,037
Whirlpool Corp.	3,043		310,995
YETI Holdings, Inc.	10,541	[a]	402,139
			9,180,845
Consumer Services - 3.3%
Aramark	2,940		100,019
Boyd Gaming Corp.	13,718		755,862

4

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Consumer Services - 3.3% (continued)
Cracker Barrel Old Country Store, Inc.	879	[b]	37,059
Duolingo, Inc.	2,470	[a]	515,415
Expedia Group, Inc.	856	[a]	107,847
Graham Holdings Co., Cl. B	615		430,223
Grand Canyon Education, Inc.	7,562	[a]	1,057,999
H&R Block, Inc.	11,411	[b]	618,819
Light & Wonder, Inc.	7,043	[a]	738,670
MGM Resorts International	5,811	[a]	258,241
Travel + Leisure Co.	8,477		381,295
Wingstop, Inc.	360		152,158
			5,153,607
Consumer Staples Distribution & Retail - 3.0%
Casey's General Stores, Inc.	2,446		933,296
Grocery Outlet Holding Corp.	728	[a]	16,103
Performance Food Group Co.	16,332	[a]	1,079,709
Sprouts Farmers Market, Inc.	14,176	[a]	1,185,964
US Foods Holding Corp.	28,509	[a]	1,510,407
			4,725,479
Energy - 5.4%
Antero Midstream Corp.	34,682		511,213
Antero Resources Corp.	1,496	[a]	48,814
ChampionX Corp.	37,436		1,243,250
Chord Energy Corp.	662		111,004
CNX Resources Corp.	46,069	[a,b]	1,119,477
Halliburton Co.	17,055		576,118
HF Sinclair Corp.	8,396		447,843
Matador Resources Co.	10,280		612,688
Murphy Oil Corp.	49,531		2,042,658
Range Resources Corp.	8,877		297,646
Southwestern Energy Co.	52,903	[a]	356,037
Valaris Ltd.	3,949	[a,b]	294,201
Vitesse Energy, Inc.	1,702	[b]	40,337
Weatherford International PLC	5,939	[a]	727,231
			8,428,517
Equity Real Estate Investment Trusts - 7.6%
Brixmor Property Group, Inc.	30,920	[c]	713,943
Camden Property Trust	1,898	[c]	207,091
COPT Defense Properties	18,032	[c]	451,341
Cousins Properties, Inc.	30,114	[c]	697,139
CubeSmart	9,991	[c]	451,293
EastGroup Properties, Inc.	6,382	[c]	1,085,578
EPR Properties	6,364	[c]	267,161
Equity Lifestyle Properties, Inc.	8,045	[c]	523,971
First Industrial Realty Trust, Inc.	19,416	[c]	922,454
Gaming & Leisure Properties, Inc.	13,853	[c]	626,294
Highwoods Properties, Inc.	11,898	[c]	312,560
Kilroy Realty Corp.	27,346	[c]	852,375
Lamar Advertising Co., Cl. A	8,286	[c]	990,426
National Storage Affiliates Trust	1,823	[c]	75,144
NNN REIT, Inc.	35,758	[c]	1,523,291
Park Hotels & Resorts, Inc.	11,497	[c]	172,225

5

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Equity Real Estate Investment Trusts - 7.6% (continued)
Rayonier, Inc.	4,396	[c]	127,880
Sabra Health Care REIT, Inc.	37,111	[c]	571,509
STAG Industrial, Inc.	22,053	[c]	795,231
Vornado Realty Trust	16,325	[a,b,c]	429,184
			11,796,090
Financial Services - 3.8%
Equitable Holdings, Inc.	10,765		439,858
Essent Group Ltd.	11,293		634,554
Euronet Worldwide, Inc.	8,700	[a]	900,450
Federated Hermes, Inc.	31,171		1,024,903
FirstCash Holdings, Inc.	126		13,215
MGIC Investment Corp.	22,015		474,423
Morningstar, Inc.	823		243,485
SEI Investments Co.	12,556		812,248
SLM Corp.	8,471		176,112
Stifel Financial Corp.	6,168		519,037
T. Rowe Price Group, Inc.	653		75,297
The Western Union Company	21,473		262,400
WEX, Inc.	1,853	[a]	328,240
			5,904,222
Food, Beverage & Tobacco - 2.0%
Celsius Holdings, Inc.	13,528	[a]	772,314
Coca-Cola Consolidated, Inc.	576		624,960
Hormel Foods Corp.	12,174		371,185
Ingredion, Inc.	2,088		239,494
Lancaster Colony Corp.	2,089		394,758
Post Holdings, Inc.	281	[a]	29,269
The Boston Beer Company, Inc., Cl. A	2,166	[a]	660,738
			3,092,718
Health Care Equipment & Services - 4.6%
Acadia Healthcare Co., Inc.	271	[a]	18,303
Amedisys, Inc.	1,791	[a]	164,414
Chemed Corp.	2,402		1,303,277
DexCom, Inc.	2,163	[a]	245,241
Doximity, Inc., Cl. A	15,695	[a,b]	438,989
Encompass Health Corp.	2,904		249,134
Envista Holdings Corp.	4,902	[a]	81,520
Haemonetics Corp.	8,094	[a]	669,617
HealthEquity, Inc.	6,056	[a]	522,027
IDEXX Laboratories, Inc.	161	[a]	78,439
Lantheus Holdings, Inc.	2,456	[a]	197,192
LivaNova PLC	6,286	[a]	344,599
Omnicell, Inc.	2,784	[a]	75,363
Option Care Health, Inc.	23,441	[a]	649,316
Penumbra, Inc.	2,695	[a]	485,019
Progyny, Inc.	11,030	[a]	315,568
QuidelOrtho Corp.	393	[a]	13,055
ResMed, Inc.	667		127,677
STAAR Surgical Co.	1,383	[a,b]	65,845
Teladoc Health, Inc.	19,519	[a]	190,896

6

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Health Care Equipment & Services - 4.6% (continued)
Tenet Healthcare Corp.	6,736	[a]	896,090
			7,131,581
Household & Personal Products - .3%
e.l.f. Beauty, Inc.	1,725	[a]	363,492
Energizer Holdings, Inc.	1,983		58,578
			422,070
Insurance - 5.7%
Cincinnati Financial Corp.	1,085		128,139
CNO Financial Group, Inc.	23,961		664,199
Erie Indemnity Co., Cl. A	1,235		447,564
Fidelity National Financial, Inc.	5,456		269,636
Globe Life, Inc.	3,202		263,461
Kinsale Capital Group, Inc.	1,758	[b]	677,322
Loews Corp.	5,256		392,833
Primerica, Inc.	4,976		1,177,222
Reinsurance Group of America, Inc.	2,294		470,889
RenaissanceRe Holdings Ltd.	12,196		2,725,928
Ryan Specialty Holdings, Inc.	2,113		122,364
Unum Group	19,070		974,668
White Mountains Insurance Group Ltd.	303		550,687
			8,864,912
Materials - 6.2%
Avient Corp.	2,046		89,308
Axalta Coating Systems Ltd.	18,035	[a]	616,256
Cabot Corp.	11,224		1,031,373
Cleveland-Cliffs, Inc.	70,201	[a]	1,080,393
Commercial Metals Co.	9,162		503,818
Crown Holdings, Inc.	6,955		517,382
Eagle Materials, Inc.	8,377		1,821,662
Greif, Inc., Cl. A	5,383		309,361
Knife River Corp.	2,198	[a]	154,168
Louisiana-Pacific Corp.	2,059		169,517
NewMarket Corp.	1,289		664,570
Olin Corp.	5,272		248,575
Reliance, Inc.	2,815		803,964
RPM International, Inc.	9,581		1,031,682
Sonoco Products Co.	3,166		160,580
The Scotts Miracle-Gro Company	5,755	[b]	374,420
			9,577,029
Media & Entertainment - 2.9%
Match Group, Inc.	8,238	[a]	250,270
Nexstar Media Group, Inc.	2,225	[b]	369,372
Pinterest, Inc., Cl. A	29,984	[a]	1,321,395
Roku, Inc.	2,598	[a]	155,698
Spotify Technology SA	1,697	[a]	532,502
TEGNA, Inc.	11,166		155,654
The New York Times Company, Cl. A	15,228		779,826
The Trade Desk, Inc., Cl. A	1,506	[a]	147,091
Ziff Davis, Inc.	10,155	[a]	559,033
ZoomInfo Technologies, Inc.	16,326	[a]	208,483
			4,479,324

7

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
Agilent Technologies, Inc.	1,783		231,130
Azenta, Inc.	11,357	[a]	597,605
Bruker Corp.	9,172		585,265
Exelixis, Inc.	32,551	[a]	731,421
Halozyme Therapeutics, Inc.	9,743	[a]	510,143
Jazz Pharmaceuticals PLC	3,472	[a]	370,567
Medpace Holdings, Inc.	3,735	[a]	1,538,260
Repligen Corp.	2,431	[a]	306,452
United Therapeutics Corp.	1,579	[a]	502,990
			5,373,833
Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc.	37,887		1,516,238
Cirrus Logic, Inc.	864	[a]	110,298
Enphase Energy, Inc.	1,435	[a]	143,084
Lattice Semiconductor Corp.	9,738	[a]	564,707
MKS Instruments, Inc.	2,573		335,982
Monolithic Power Systems, Inc.	201		165,158
Power Integrations, Inc.	4,117		288,972
Rambus, Inc.	28,202	[a]	1,657,150
Wolfspeed, Inc.	520	[a,b]	11,835
			4,793,424
Software & Services - 4.0%
Ansys, Inc.	381	[a]	122,492
AppFolio, Inc., Cl. A	1,837	[a]	449,275
ASGN, Inc.	7,948	[a]	700,775
Blackbaud, Inc.	1,109	[a]	84,473
Commvault Systems, Inc.	5,872	[a]	713,859
DocuSign, Inc.	12,376	[a]	662,116
Dolby Laboratories, Inc., Cl. A	1,688		133,740
GoDaddy, Inc., Cl. A	4,912	[a]	686,256
HubSpot, Inc.	500	[a]	294,895
Informatica, Inc., Cl. A	3,924	[a]	121,173
Manhattan Associates, Inc.	2,299	[a]	567,117
MongoDB, Inc.	837	[a]	209,217
Pegasystems, Inc.	3,097		187,461
Qualys, Inc.	3,851	[a]	549,153
Smartsheet, Inc., Cl. A	7,004	[a]	308,736
Teradata Corp.	12,392	[a]	428,268
			6,219,006
Technology Hardware & Equipment - 2.9%
Belden, Inc.	2,818		264,328
Ciena Corp.	13,568	[a]	653,706
Crane NXT Co.	16,873	[b]	1,036,340
IPG Photonics Corp.	3,752	[a]	316,631
Littelfuse, Inc.	3,079		786,962
Novanta, Inc.	4,668	[a]	761,398
Pure Storage, Inc., Cl. A	4,969	[a]	319,060
Vontier Corp.	8,448		322,714
Xerox Holdings Corp.	3,308	[b]	38,439
			4,499,578

8

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Telecommunication Services - .1%
Iridium Communications, Inc.		2,299		61,199
Lumen Technologies, Inc.		40,580	[a]	44,638
				105,837
Transportation - .5%
Avis Budget Group, Inc.		3,153	[a,b]	329,552
Hertz Global Holdings, Inc.		69,533	[a,b]	245,452
RXO, Inc.		2,293	[a]	59,962
Ryder System, Inc.		1,101		136,392
				771,358
Utilities - 3.8%
ALLETE, Inc.		4,764		297,035
National Fuel Gas Co.		11,126		602,918
New Jersey Resources Corp.		28,220		1,206,123
NorthWestern Energy Group, Inc.		15,926		797,574
ONE Gas, Inc.		17,859		1,140,297
UGI Corp.		23,684		542,364
Vistra Corp.		15,006		1,290,216
				5,876,527
Total Common Stocks (cost $131,403,709)				152,390,994
	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,904,200)	5.42	2,904,200	[d]	2,904,200

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,567)	5.42	34,567	[d]	34,567
Total Investments (cost $134,342,476)		100.1%		155,329,761
Liabilities, Less Cash and Receivables		(.1%)		(94,219)
Net Assets		100.0%		155,235,542

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $6,856,326 and the value of the collateral was $7,004,914, consisting of cash collateral of $34,567 and U.S. Government & Agency securities valued at $6,970,347. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	217,462	14,845,538	(12,158,800)	2,904,200	22,924

9

Statement of Investments (Unaudited) (continued)

Affiliated Issuers (continued)
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	1,034,578	10,279,937	(11,279,948)	34,567	5,714	††
Total - 1.9%	1,252,040	25,125,475	(23,438,748)	2,938,767	28,638

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $6,856,326)—Note 1(c):
Unaffiliated issuers	131,403,709	152,390,994
Affiliated issuers	2,938,767	2,938,767
Dividends and securities lending income receivable		118,337
Receivable for shares of Beneficial Interest subscribed		20,082
Tax reclaim receivable—Note 1(b)		119
Prepaid expenses		3,252
		155,471,551
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		107,503
Payable for shares of Beneficial Interest redeemed		48,172
Liability for securities on loan—Note 1(c)		34,567
Trustees’ fees and expenses payable		853
Other accrued expenses		44,914
		236,009
Net Assets ($)		155,235,542
Composition of Net Assets ($):
Paid-in capital		126,224,133
Total distributable earnings (loss)		29,011,409
Net Assets ($)		155,235,542

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	70,348,863	84,886,679
Shares Outstanding	3,677,055	4,460,696
Net Asset Value Per Share ($)	19.13	19.03

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $607 foreign taxes withheld at source):
Unaffiliated issuers	1,180,941
Affiliated issuers	22,924
Income from securities lending—Note 1(c)	5,714
Total Income	1,209,579
Expenses:
Management fee—Note 3(a)	571,751
Distribution fees—Note 3(b)	101,522
Professional fees	42,204
Chief Compliance Officer fees—Note 3(b)	14,192
Custodian fees—Note 3(b)	11,326
Prospectus and shareholders’ reports	7,967
Trustees’ fees and expenses—Note 3(c)	3,060
Interest expense—Note 2	2,338
Loan commitment fees—Note 2	1,746
Shareholder servicing costs—Note 3(b)	857
Registration fees	75
Miscellaneous	12,020
Total Expenses	769,058
Less—reduction in expenses due to undertaking—Note 3(a)	(53,556)
Less—reduction in fees due to earnings credits—Note 3(b)	(429)
Net Expenses	715,073
Net Investment Income	494,506
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,732,454
Net change in unrealized appreciation (depreciation) on investments	(1,266,194)
Net Realized and Unrealized Gain (Loss) on Investments	6,466,260
Net Increase in Net Assets Resulting from Operations	6,960,766

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	494,506	1,113,533
Net realized gain (loss) on investments	7,732,454	2,392,346
Net change in unrealized appreciation (depreciation) on investments	(1,266,194)	20,584,026
Net Increase (Decrease) in Net Assets Resulting from Operations	6,960,766	24,089,905
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,650,917)	(2,732,335)
Service Shares	(1,691,837)	(2,928,128)
Total Distributions	(3,342,754)	(5,660,463)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,365,941	3,761,718
Service Shares	8,217,725	8,440,100
Distributions reinvested:
Initial Shares	1,650,917	2,732,335
Service Shares	1,691,837	2,928,128
Cost of shares redeemed:
Initial Shares	(5,866,890)	(10,207,826)
Service Shares	(9,401,262)	(10,811,497)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,341,732)	(3,157,042)
Total Increase (Decrease) in Net Assets	1,276,280	15,272,400
Net Assets ($):
Beginning of Period	153,959,262	138,686,862
End of Period	155,235,542	153,959,262
Capital Share Transactions (Shares):
Initial Shares
Shares sold	71,187	221,542
Shares issued for distributions reinvested	81,688	168,975
Shares redeemed	(308,108)	(598,796)
Net Increase (Decrease) in Shares Outstanding	(155,233)	(208,279)
Service Shares
Shares sold	431,225	486,459
Shares issued for distributions reinvested	84,129	181,871
Shares redeemed	(493,740)	(639,464)
Net Increase (Decrease) in Shares Outstanding	21,614	28,866

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	18.68	16.46	24.77	19.93	18.64	16.80
Investment Operations:
Net investment income[a]	.07	.15	.14	.15	.13	.13
Net realized and unrealized gain (loss) on investments	.83	2.76	(2.97)	4.97	1.30	3.15
Total from Investment Operations	.90	2.91	(2.83)	5.12	1.43	3.28
Distributions:
Dividends from net investment income	(.17)	(.14)	(.16)	(.14)	(.14)	(.12)
Dividends from net realized gain on investments	(.28)	(.55)	(5.32)	(.14)	-	(1.32)
Total Distributions	(.45)	(.69)	(5.48)	(.28)	(.14)	(1.44)
Net asset value, end of period	19.13	18.68	16.46	24.77	19.93	18.64
Total Return (%)	4.68[b]	18.31	(14.08)	25.89	8.11	20.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.87	.86	.86	.87	.86
Ratio of net expenses to average net assets	.80[c]	.80	.80	.85	.87	.86
Ratio of net investment income to average net assets	.78[c]	.90	.77	.63	.81	.73
Portfolio Turnover Rate	36.47[b]	66.09	81.37	90.95	92.40	82.88
Net Assets, end of period ($ x 1,000)	70,349	71,570	66,522	86,837	75,649	76,835

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	18.56	16.36	24.64	19.84	18.53	16.71
Investment Operations:
Net investment income[a]	.05	.11	.09	.09	.09	.09
Net realized and unrealized gain (loss) on investments	.82	2.73	(2.95)	4.95	1.31	3.12
Total from Investment Operations	.87	2.84	(2.86)	5.04	1.40	3.21
Distributions:
Dividends from net investment income	(.12)	(.09)	(.10)	(.10)	(.09)	(.07)
Dividends from net realized gain on investments	(.28)	(.55)	(5.32)	(.14)	-	(1.32)
Total Distributions	(.40)	(.64)	(5.42)	(.24)	(.09)	(1.39)
Net asset value, end of period	19.03	18.56	16.36	24.64	19.84	18.53
Total Return (%)	4.58[b]	17.99	(14.29)	25.56	7.85	19.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[c]	1.12	1.11	1.11	1.12	1.11
Ratio of net expenses to average net assets	1.05[c]	1.05	1.05	1.10	1.12	1.11
Ratio of net investment income to average net assets	.53[c]	.65	.52	.38	.56	.48
Portfolio Turnover Rate	36.47[b]	66.09	81.37	90.95	92.40	82.88
Net Assets, end of period ($ x 1,000)	84,887	82,389	72,165	94,989	77,862	74,454

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

MidCap Stock Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	152,390,994	-	-	152,390,994
Investment Companies	2,938,767	-	-	2,938,767

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $778 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	6,856,326		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	6,856,326		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,856,326)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $970,208 and long-term capital gains $4,690,255. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended June 30, 2024, the fund was charged $2,338 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2024 was approximately $73,626 with a related weighted average annualized rate of 6.39%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 through May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expense, pursuant to undertaking, amount to $53,556 during the period ended June 30, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $101,522 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $648 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $429.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $11,326 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $14,192 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $92,896, Distribution Plan fees of $16,499, Custodian fees of $7,701, Chief Compliance Officer fees of $4,717 and Transfer Agent fees of $788, which are offset against an expense reimbursement currently in effect in the amount of $15,098.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2024, amounted to $55,962,134 and $63,756,417, respectively.

At June 30, 2024, accumulated net unrealized appreciation on investments was $20,987,285, consisting of $27,125,892 gross unrealized appreciation and $6,138,607 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

21

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

24

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25

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26

© 2024 BNY Mellon Securities Corporation Code-0174NCSRSA0624

BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Small Cap Stock Index Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc.	52,824	[a]	369,240
Dana, Inc.	60,061		727,939
Dorman Products, Inc.	12,906	[a]	1,180,641
Fox Factory Holding Corp.	19,227	[a]	926,549
Gentherm, Inc.	14,352	[a]	707,841
LCI Industries	11,789	[b]	1,218,747
Patrick Industries, Inc.	9,778		1,061,402
Phinia, Inc.	21,165		833,054
Standard Motor Products, Inc.	8,516		236,149
Winnebago Industries, Inc.	13,625		738,475
XPEL, Inc.	9,695	[a,b]	344,754
			8,344,791
Banks - 9.0%
Ameris Bancorp	29,942		1,507,580
Atlantic Union Bankshares Corp.	41,511		1,363,636
Axos Financial, Inc.	23,414	[a]	1,338,110
Banc of California, Inc.	64,221		820,744
BancFirst Corp.	6,566		575,838
Bank of Hawaii Corp.	18,351		1,049,861
BankUnited, Inc.	34,634		1,013,737
Banner Corp.	15,989		793,694
Berkshire Hills Bancorp, Inc.	19,943		454,700
Brookline Bancorp, Inc.	40,908		341,582
Capitol Federal Financial, Inc.	55,578		305,123
Cathay General Bancorp	33,727		1,272,182
Central Pacific Financial Corp.	12,851		272,441
City Holding Co.	6,761		718,356
Comerica, Inc.	57,893		2,954,859
Community Bank System, Inc.	24,387		1,151,310
Customers Bancorp, Inc.	13,188	[a]	632,760
CVB Financial Corp.	61,293		1,056,691
Dime Community Bancshares, Inc.	16,469		335,968
Eagle Bancorp, Inc.	14,073		265,980
FB Financial Corp.	15,920		621,358
First Bancorp/Puerto Rico	76,775		1,404,215
First Bancorp/Southern Pines NC	18,582		593,137
First Commonwealth Financial Corp.	47,428		654,981
First Financial Bancorp	44,322		984,835
First Hawaiian, Inc.	59,250		1,230,030
Fulton Financial Corp.	84,071		1,427,526
Hanmi Financial Corp.	14,449		241,587
Heritage Financial Corp.	15,599		281,250
Hilltop Holdings, Inc.	20,924		654,503
Hope Bancorp, Inc.	56,185		603,427
Independent Bank Corp.	19,245		976,106
Independent Bank Group, Inc.	16,317		742,750
Lakeland Financial Corp.	11,594		713,263

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 9.0% (continued)
National Bank Holdings Corp., Cl. A	17,675		690,209
NBT Bancorp, Inc.	21,899		845,301
Northwest Bancshares, Inc.	57,549		664,691
OFG Bancorp	21,392		801,130
Pacific Premier Bancorp, Inc.	44,648		1,025,565
Park National Corp.	6,692		952,539
Pathward Financial, Inc.	11,790		666,960
Preferred Bank	5,685		429,161
Provident Financial Services, Inc.	60,405		866,812
Renasant Corp.	26,217		800,667
S&T Bancorp, Inc.	17,929		598,649
Seacoast Banking Corp. of Florida	39,036		922,811
ServisFirst Bancshares, Inc.	22,631		1,430,053
Simmons First National Corp., Cl. A	58,033		1,020,220
Southside Bancshares, Inc.	13,453		371,437
Stellar Bancorp, Inc.	21,960		504,202
The Bancorp, Inc.	23,931	[a]	903,635
Tompkins Financial Corp.	5,823		284,745
Triumph Financial, Inc.	9,785	[a]	799,924
TrustCo Bank Corp.	8,917		256,542
Trustmark Corp.	28,349		851,604
United Community Banks, Inc.	55,074		1,402,184
Veritex Holdings, Inc.	25,205		531,573
WaFd, Inc.	30,674		876,663
Westamerica Bancorporation	12,507		606,965
WSFS Financial Corp.	27,866		1,309,702
			49,768,064
Capital Goods - 11.2%
3D Systems Corp.	61,343	[a]	188,323
AAR Corp.	15,302	[a]	1,112,455
AeroVironment, Inc.	12,889	[a]	2,347,860
Air Lease Corp.	47,864		2,274,976
Alamo Group, Inc.	4,794		829,362
Albany International Corp., Cl. A	14,443		1,219,711
American Woodmark Corp.	7,159	[a]	562,697
Apogee Enterprises, Inc.	10,037		630,675
Arcosa, Inc.	22,404		1,868,718
Armstrong World Industries, Inc.	20,175		2,284,617
Astec Industries, Inc.	10,638		315,523
AZZ, Inc.	13,769		1,063,655
Barnes Group, Inc.	23,417		969,698
Boise Cascade Co.	18,227		2,173,023
DNOW, Inc.	48,422	[a]	664,834
DXP Enterprises, Inc.	6,129	[a]	280,953
Dycom Industries, Inc.	13,419	[a]	2,264,590
Encore Wire Corp.	7,291		2,113,151
Enerpac Tool Group Corp.	25,134	[a]	959,616
EnPro, Inc.	9,676		1,408,535
ESCO Technologies, Inc.	11,967		1,257,014
Federal Signal Corp.	28,160		2,356,147
Franklin Electric Co., Inc.	18,211		1,754,084

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 11.2% (continued)
Gibraltar Industries, Inc.	14,109	[a]	967,172
GMS, Inc.	18,443	[a]	1,486,690
Granite Construction, Inc.	20,410		1,264,808
Griffon Corp.	17,199		1,098,328
Hayward Holdings, Inc.	58,599	[a]	720,768
Hillenbrand, Inc.	32,423		1,297,568
Insteel Industries, Inc.	9,059		280,467
John Bean Technologies Corp.	14,708		1,396,819
Kennametal, Inc.	36,546		860,293
Lindsay Corp.	5,134		630,866
Masterbrand, Inc.	57,584	[a]	845,333
Mercury Systems, Inc.	24,120	[a]	650,999
Moog, Inc., Cl. A	13,247		2,216,223
Mueller Industries, Inc.	52,385		2,982,802
MYR Group, Inc.	7,742	[a]	1,050,667
National Presto Industries, Inc.	2,592		194,737
Powell Industries, Inc.	4,194	[b]	601,420
Proto Labs, Inc.	11,392	[a]	351,899
Quanex Building Products Corp.	14,883		411,515
Resideo Technologies, Inc.	67,596	[a]	1,322,178
Rush Enterprises, Inc., Cl. A	28,593		1,197,189
SPX Technologies, Inc.	21,317	[a]	3,029,998
Standex International Corp.	5,481		883,263
SunPower Corp.	36,816	[a,b]	108,975
Sunrun, Inc.	102,364	[a,b]	1,214,037
Tennant Co.	8,621		848,651
The Greenbrier Companies, Inc.	14,431		715,056
Titan International, Inc.	24,226	[a]	179,515
Trinity Industries, Inc.	37,828		1,131,814
Triumph Group, Inc.	35,520	[a]	547,363
Vicor Corp.	10,468	[a]	347,119
Wabash National Corp.	20,277		442,850
			62,177,599
Commercial & Professional Services - 3.6%
ABM Industries, Inc.	29,274		1,480,386
Brady Corp., Cl. A	20,696		1,366,350
CoreCivic, Inc.	50,364	[a]	653,725
CSG Systems International, Inc.	13,247		545,379
Deluxe Corp.	20,587		462,384
Enviri Corp.	36,091	[a]	311,465
Healthcare Services Group, Inc.	33,069	[a]	349,870
Heidrick & Struggles International, Inc.	9,191		290,252
HNI Corp.	21,937		987,604
Interface, Inc.	27,459		403,098
Kelly Services, Inc., Cl. A	14,930		319,651
Korn Ferry	24,146		1,621,162
Liquidity Services, Inc.	10,642	[a]	212,627
Matthews International Corp., Cl. A	14,476		362,624
MillerKnoll, Inc.	32,491		860,687
NV5 Global, Inc.	6,000	[a]	557,820
Openlane, Inc.	50,487	[a]	837,579

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - 3.6% (continued)
Pitney Bowes, Inc.	72,043		365,978
Robert Half, Inc.	45,237		2,894,263
The GEO Group, Inc.	61,707	[a]	886,113
UniFirst Corp.	6,976		1,196,593
Verra Mobility Corp.	76,827	[a]	2,089,694
Vestis Corp.	59,568	[b]	728,517
Viad Corp.	10,031	[a]	341,054
			20,124,875
Consumer Discretionary Distribution & Retail - 4.8%
Abercrombie & Fitch Co., Cl. A	23,568	[a]	4,191,333
Academy Sports & Outdoors, Inc.	34,064		1,813,908
Advance Auto Parts, Inc.	27,493		1,741,132
American Eagle Outfitters, Inc.	85,368		1,703,945
Asbury Automotive Group, Inc.	9,312	[a]	2,121,925
Boot Barn Holdings, Inc.	14,036	[a]	1,809,661
Caleres, Inc.	14,913		501,077
Designer Brands, Inc., Cl. A	20,111		137,358
Foot Locker, Inc.	37,939		945,440
Group 1 Automotive, Inc.	6,104		1,814,597
Guess?, Inc.	12,676	[b]	258,590
Haverty Furniture Cos., Inc.	6,322		159,883
Hibbett, Inc.	5,540		483,143
Kohl's Corp.	51,234		1,177,870
Leslie's, Inc.	85,794	[a]	359,477
MarineMax, Inc.	9,221	[a]	298,484
Monro, Inc.	13,421		320,225
National Vision Holdings, Inc.	35,425	[a]	463,713
Sally Beauty Holdings, Inc.	46,794	[a]	502,100
Shoe Carnival, Inc.	8,481		312,864
Signet Jewelers Ltd.	20,611	[b]	1,846,333
Sonic Automotive, Inc., Cl. A	6,750		367,673
The Buckle, Inc.	13,720		506,817
The ODP Corp.	14,871	[a]	583,984
Upbound Group, Inc.	20,224		620,877
Urban Outfitters, Inc.	26,210	[a]	1,075,921
Victoria's Secret & Co.	36,299	[a]	641,403
			26,759,733
Consumer Durables & Apparel - 4.7%
Cavco Industries, Inc.	3,581	[a]	1,239,635
Century Communities, Inc.	13,145		1,073,421
Ethan Allen Interiors, Inc.	10,855		302,746
G-III Apparel Group Ltd.	18,078	[a]	489,371
Green Brick Partners, Inc.	11,421	[a]	653,738
Hanesbrands, Inc.	162,444	[a]	800,849
Installed Building Products, Inc.	10,829		2,227,309
Kontoor Brands, Inc.	22,939		1,517,415
La-Z-Boy, Inc.	19,279		718,721
Leggett & Platt, Inc.	61,936		709,787
LGI Homes, Inc.	9,480	[a]	848,365
M/I Homes, Inc.	12,822	[a]	1,566,079
Meritage Homes Corp.	16,743		2,709,855

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.7% (continued)
Movado Group, Inc.	7,435		184,834
Newell Brands, Inc.	176,401		1,130,730
Oxford Industries, Inc.	6,846		685,627
Sonos, Inc.	56,867	[a]	839,357
Steven Madden Ltd.	32,014	[b]	1,354,192
Sturm Ruger & Co., Inc.	7,820		325,703
Topgolf Callaway Brands Corp.	65,438	[a]	1,001,201
Tri Pointe Homes, Inc.	43,838	[a]	1,632,965
VF Corp.	152,452	[b]	2,058,102
Vista Outdoor, Inc.	26,964	[a]	1,015,195
Wolverine World Wide, Inc.	36,990	[b]	500,105
Worthington Enterprises, Inc.	14,172		670,761
			26,256,063
Consumer Services - 3.1%
Adtalem Global Education, Inc.	17,368	[a]	1,184,671
BJ's Restaurants, Inc.	10,820	[a]	375,454
Bloomin' Brands, Inc.	39,845		766,219
Brinker International, Inc.	20,530	[a]	1,486,167
Chuy's Holdings, Inc.	8,090	[a]	209,693
Cracker Barrel Old Country Store, Inc.	10,305	[b]	434,459
Dave & Buster's Entertainment, Inc.	14,941	[a]	594,801
Dine Brands Global, Inc.	7,349		266,034
Frontdoor, Inc.	35,994	[a]	1,216,237
Golden Entertainment, Inc.	9,700		301,767
Jack in the Box, Inc.	9,013	[b]	459,122
Mister Car Wash, Inc.	43,646	[a,b]	310,760
Monarch Casino & Resort, Inc.	6,157		419,476
Papa John's International, Inc.	15,185		713,391
Penn Entertainment, Inc.	69,046	[a,b]	1,336,385
Perdoceo Education Corp.	29,727		636,752
Sabre Corp.	172,910	[a,b]	461,670
Shake Shack, Inc., Cl. A	17,353	[a]	1,561,770
Six Flags Entertainment Corp.	33,458		1,108,798
Strategic Education, Inc.	10,137		1,121,760
Stride, Inc.	18,462	[a]	1,301,571
The Cheesecake Factory, Inc.	21,635	[b]	850,039
			17,116,996
Consumer Staples Distribution & Retail - .7%
Grocery Outlet Holding Corp.	46,084	[a]	1,019,378
PriceSmart, Inc.	11,652		946,142
SpartanNash Co.	16,323		306,219
The Andersons, Inc.	14,652		726,739
The Chefs' Warehouse, Inc.	16,392	[a]	641,091
United Natural Foods, Inc.	26,891	[a]	352,272
			3,991,841
Energy - 5.2%
Archrock, Inc.	63,409		1,282,130
Bristow Group, Inc.	10,905	[a]	365,645
Cactus, Inc., Cl. A	30,262	[b]	1,596,018
California Resources Corp.	29,612		1,575,951
Comstock Resources, Inc.	43,352	[b]	449,994

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 5.2% (continued)
CONSOL Energy, Inc.	12,210	[a]	1,245,786
Core Laboratories, Inc.	21,157		429,276
CVR Energy, Inc.	13,768		368,569
Dorian LPG Ltd.	15,493		650,086
Dril-Quip, Inc.	15,867	[a]	295,126
Green Plains, Inc.	29,885	[a]	473,976
Helix Energy Solutions Group, Inc.	66,300	[a]	791,622
Helmerich & Payne, Inc.	45,477	[b]	1,643,539
Liberty Energy, Inc.	69,951		1,461,276
Magnolia Oil & Gas Corp., Cl. A	83,524		2,116,498
Nabors Industries Ltd.	4,198	[a,b]	298,730
Northern Oil & Gas, Inc.	42,292		1,571,994
Oceaneering International, Inc.	46,825	[a]	1,107,879
Par Pacific Holdings, Inc.	24,060	[a]	607,515
Patterson-UTI Energy, Inc.	142,517		1,476,476
Peabody Energy Corp.	47,993		1,061,605
ProPetro Holding Corp.	39,151	[a]	339,439
REX American Resources Corp.	7,192	[a]	327,883
RPC, Inc.	40,322		252,013
SM Energy Co.	53,167		2,298,409
Talos Energy, Inc.	72,420	[a]	879,903
Tidewater, Inc.	22,373	[a]	2,130,133
U.S. Silica Holdings, Inc.	36,137	[a]	558,317
Vital Energy, Inc.	11,870	[a,b]	532,013
World Kinect Corp.	27,155		700,599
			28,888,400
Equity Real Estate Investment Trusts - 6.6%
Acadia Realty Trust	47,922	[c]	858,762
Alexander & Baldwin, Inc.	33,964	[c]	576,029
American Assets Trust, Inc.	21,981	[c]	491,935
Apple Hospitality REIT, Inc.	104,174	[c]	1,514,690
Armada Hoffler Properties, Inc.	30,164	[c]	334,519
Brandywine Realty Trust	80,022	[c]	358,499
CareTrust REIT, Inc.	65,579	[c]	1,646,033
Centerspace	6,777	[c]	458,329
Community Healthcare Trust, Inc.	11,323	[c]	264,845
DiamondRock Hospitality Co.	97,760	[c]	826,072
Douglas Emmett, Inc.	77,401	[c]	1,030,207
Easterly Government Properties, Inc.	46,154	[b,c]	570,925
Elme Communities	39,789	[c]	633,839
Essential Properties Realty Trust, Inc.	80,876	[b,c]	2,241,074
Four Corners Property Trust, Inc.	42,711	[c]	1,053,680
Getty Realty Corp.	22,105	[c]	589,319
Global Net Lease, Inc.	88,053	[b,c]	647,190
Highwoods Properties, Inc.	48,994	[c]	1,287,072
Hudson Pacific Properties, Inc.	59,352	[b,c]	285,483
Innovative Industrial Properties, Inc.	13,081	[c]	1,428,707
JBG SMITH Properties	37,815	[c]	575,922
LTC Properties, Inc.	20,168	[c]	695,796
LXP Industrial Trust	136,049	[c]	1,240,767
Medical Properties Trust, Inc.	276,897	[b,c]	1,193,426

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Equity Real Estate Investment Trusts - 6.6% (continued)
NexPoint Residential Trust, Inc.	10,781	[c]	425,957
Outfront Media, Inc.	67,424	[c]	964,163
Pebblebrook Hotel Trust	55,987	[c]	769,821
Phillips Edison & Co., Inc.	56,378	[c]	1,844,124
Retail Opportunity Investments Corp.	59,241	[c]	736,366
Safehold, Inc.	21,129	[c]	407,578
Saul Centers, Inc.	5,889	[c]	216,539
Service Properties Trust	77,626	[c]	398,998
SITE Centers Corp.	83,531	[c]	1,211,199
SL Green Realty Corp.	29,910	[c]	1,694,102
Summit Hotel Properties, Inc.	51,707	[c]	309,725
Sunstone Hotel Investors, Inc.	94,597	[c]	989,485
Tanger, Inc.	50,579	[c]	1,371,197
The Macerich Company	99,661	[c]	1,538,766
Uniti Group, Inc.	111,824	[b,c]	326,526
Universal Health Realty Income Trust	6,035	[c]	236,210
Urban Edge Properties	55,216	[c]	1,019,840
Veris Residential, Inc.	36,217	[c]	543,255
Whitestone REIT	22,320	[c]	297,079
Xenia Hotels & Resorts, Inc.	46,048	[c]	659,868
			36,763,918
Financial Services - 7.1%
Apollo Commercial Real Estate Finance, Inc.	59,402	[c]	581,546
Arbor Realty Trust, Inc.	87,274	[b,c]	1,252,382
ARMOUR Residential REIT, Inc.	22,789	[b,c]	441,651
Artisan Partners Asset Management, Inc., Cl. A	32,284		1,332,361
B. Riley Financial, Inc.	7,741	[b]	136,551
BGC Group, Inc., Cl. A	177,178		1,470,577
Blackstone Mortgage Trust, Inc., Cl. A	80,467	[c]	1,401,735
Bread Financial Holdings, Inc.	22,937		1,022,073
Brightsphere Investment Group, Inc.	13,232		293,353
Cohen & Steers, Inc.	12,136	[b]	880,588
Donnelley Financial Solutions, Inc.	11,575	[a]	690,102
Ellington Financial, Inc.	38,451	[b,c]	464,488
Encore Capital Group, Inc.	11,111	[a]	463,662
Enova International, Inc.	12,284	[a]	764,679
EVERTEC, Inc.	29,810		991,183
EZCORP, Inc., Cl. A	23,811	[a]	249,301
Franklin BSP Realty Trust, Inc.	38,655	[c]	487,053
Green Dot Corp., Cl. A	21,204	[a]	200,378
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,456		1,552,698
Jackson Financial, Inc., Cl. A	31,306		2,324,784
KKR Real Estate Finance Trust, Inc.	26,993	[c]	244,287
Moelis & Co., Cl. A	32,431		1,844,027
Mr. Cooper Group, Inc.	29,875	[a]	2,426,746
Navient Corp.	36,263		527,989
NCR Atleos Corp.	31,654	[a]	855,291
New York Mortgage Trust, Inc.	41,703	[c]	243,546
NMI Holdings, Inc.	37,054	[a]	1,261,318
Payoneer Global, Inc.	114,823	[a]	636,119

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Financial Services - 7.1% (continued)
PennyMac Mortgage Investment Trust	39,207	[c]	539,096
Piper Sandler Cos.	7,192		1,655,383
PJT Partners, Inc., Cl. A	10,229		1,103,811
PRA Group, Inc.	18,238	[a]	358,559
PROG Holdings, Inc.	20,014		694,086
Radian Group, Inc.	69,429		2,159,242
Ready Capital Corp.	70,751	[b,c]	578,743
Redwood Trust, Inc.	60,565	[b,c]	393,067
StepStone Group, Inc., Cl. A	23,997		1,101,222
StoneX Group, Inc.	12,439	[a]	936,781
Two Harbors Investment Corp.	48,274	[c]	637,700
Virtu Financial, Inc., Cl. A	40,862		917,352
Virtus Investment Partners, Inc.	3,031		684,551
Walker & Dunlop, Inc.	15,570		1,528,974
WisdomTree, Inc.	51,778		513,120
World Acceptance Corp.	1,563	[a]	193,156
			39,035,311
Food, Beverage & Tobacco - 1.7%
B&G Foods, Inc.	37,740	[b]	304,939
Calavo Growers, Inc.	8,522	[b]	193,449
Cal-Maine Foods, Inc.	18,764		1,146,668
Fresh Del Monte Produce, Inc.	14,730		321,851
J&J Snack Foods Corp.	7,137		1,158,835
John B. Sanfilippo & Son, Inc.	4,137		401,992
MGP Ingredients, Inc.	7,223		537,391
National Beverage Corp.	10,913		559,182
The Hain Celestial Group, Inc.	42,343	[a]	292,590
The Simply Good Foods Company	41,905	[a]	1,514,028
Tootsie Roll Industries, Inc.	8,289		253,395
TreeHouse Foods, Inc.	22,105	[a]	809,927
Universal Corp.	11,445		551,535
Vector Group Ltd.	61,649		651,630
WK Kellogg Co.	29,910		492,319
			9,189,731
Health Care Equipment & Services - 6.5%
AdaptHealth Corp.	35,403	[a]	354,030
Addus HomeCare Corp.	8,124	[a]	943,278
AMN Healthcare Services, Inc.	17,548	[a]	898,984
Artivion, Inc.	18,310	[a]	469,652
Astrana Health, Inc.	19,555	[a]	793,151
Avanos Medical, Inc.	21,406	[a]	426,408
Certara, Inc.	49,998	[a]	692,472
CONMED Corp.	14,229		986,354
CorVel Corp.	4,176	[a]	1,061,832
Cross Country Healthcare, Inc.	15,007	[a]	207,697
Embecta Corp.	27,061		338,263
Enhabit, Inc.	22,896	[a]	204,232
Fulgent Genetics, Inc.	9,394	[a]	184,310
Glaukos Corp.	23,224	[a]	2,748,560
HealthStream, Inc.	11,008		307,123
ICU Medical, Inc.	9,451	[a]	1,122,306

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 6.5% (continued)
Inari Medical, Inc.	23,873	[a]	1,149,485
Integer Holdings Corp.	15,457	[a]	1,789,766
Integra LifeSciences Holdings Corp.	31,655	[a]	922,427
LeMaitre Vascular, Inc.	9,255		761,501
Merit Medical Systems, Inc.	26,781	[a]	2,301,827
National HealthCare Corp.	6,159		667,636
NeoGenomics, Inc.	59,023	[a]	818,649
Omnicell, Inc.	21,180	[a]	573,343
Owens & Minor, Inc.	33,198	[a]	448,173
Patterson Cos., Inc.	36,828		888,291
Pediatrix Medical Group, Inc.	39,155	[a]	295,620
Premier, Inc., Cl. A	48,466		904,860
Privia Health Group, Inc.	48,036	[a]	834,866
RadNet, Inc.	30,679	[a]	1,807,607
Schrodinger, Inc.	25,448	[a]	492,164
Select Medical Holdings Corp.	49,204		1,725,092
Simulations Plus, Inc.	7,198	[b]	349,967
STAAR Surgical Co.	22,666	[a]	1,079,128
Tandem Diabetes Care, Inc.	29,797	[a]	1,200,521
The Ensign Group, Inc.	26,023		3,218,785
U.S. Physical Therapy, Inc.	6,975		644,630
UFP Technologies, Inc.	3,268	[a]	862,327
Varex Imaging Corp.	17,884	[a]	263,431
			35,738,748
Household & Personal Products - 1.0%
Central Garden & Pet Co.	4,731	[a,b]	182,144
Central Garden & Pet Co., Cl. A	24,952	[a]	824,165
Edgewell Personal Care Co.	22,898		920,271
Energizer Holdings, Inc.	30,771		908,975
Inter Parfums, Inc.	8,259		958,292
Nu Skin Enterprises, Inc., Cl. A	22,144		233,398
USANA Health Sciences, Inc.	5,120	[a]	231,629
WD-40 Co.	6,239		1,370,334
			5,629,208
Insurance - 2.3%
Ambac Financial Group, Inc.	21,280	[a]	272,810
AMERISAFE, Inc.	8,877		389,612
Assured Guaranty Ltd.	23,818		1,837,559
Employers Holdings, Inc.	11,782		502,267
Genworth Financial, Inc.	202,256	[a]	1,221,626
Goosehead Insurance, Inc., Cl. A	11,536	[a]	662,628
HCI Group, Inc.	3,453	[b]	318,263
Horace Mann Educators Corp.	18,946		618,019
Lincoln National Corp.	78,367		2,437,214
Mercury General Corp.	12,357		656,651
Palomar Holdings, Inc.	11,516	[a]	934,523
ProAssurance Corp.	24,350	[a]	297,557
Safety Insurance Group, Inc.	6,697		502,476
SiriusPoint Ltd.	42,638	[a]	520,184
Stewart Information Services Corp.	12,756		791,892
Trupanion, Inc.	16,779	[a,b]	493,303

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 2.3% (continued)
United Fire Group, Inc.	9,692		208,281
			12,664,865
Materials - 5.7%
AdvanSix, Inc.	11,995		274,925
Alpha Metallurgical Resources, Inc.	5,340	[a]	1,498,030
Arch Resources, Inc.	8,363	[b]	1,273,099
ATI, Inc.	57,401	[a]	3,182,885
Balchem Corp.	14,947	[a]	2,301,091
Carpenter Technology Corp.	22,883		2,507,519
Century Aluminum Co.	24,031	[a]	402,519
Clearwater Paper Corp.	7,707	[a]	373,558
Compass Minerals International, Inc.	16,541		170,869
H.B. Fuller Co.	25,193		1,938,853
Hawkins, Inc.	8,680		789,880
Haynes International, Inc.	5,671		332,888
Ingevity Corp.	15,230	[a]	665,703
Innospec, Inc.	11,580		1,431,172
Kaiser Aluminum Corp.	7,203		633,144
Koppers Holdings, Inc.	9,699		358,766
Materion Corp.	9,559		1,033,615
Mativ Holdings, Inc.	24,616		417,487
Mercer International, Inc.	20,411		174,310
Metallus, Inc.	17,516	[a]	355,049
Minerals Technologies, Inc.	14,982		1,245,903
Myers Industries, Inc.	16,705		223,513
O-I Glass, Inc.	72,147	[a]	802,996
Olympic Steel, Inc.	4,569		204,828
Quaker Chemical Corp.	6,417		1,088,965
Sealed Air Corp.	67,165		2,336,670
Sensient Technologies Corp.	19,585		1,453,011
Stepan Co.	9,918		832,715
SunCoke Energy, Inc.	38,788		380,122
Sylvamo Corp.	15,878		1,089,231
Warrior Met Coal, Inc.	24,130		1,514,640
Worthington Steel, Inc.	14,281		476,414
			31,764,370
Media & Entertainment - 2.2%
AMC Networks, Inc., Cl. A	13,833	[a]	133,627
Cable One, Inc.	2,113	[b]	748,002
CarGurus, Inc.	36,378	[a]	953,104
Cars.com, Inc.	27,851	[a]	548,665
Cinemark Holdings, Inc.	49,330	[a]	1,066,515
EchoStar Corp., Cl. A	55,637	[a,b]	990,895
IAC, Inc.	32,249	[a]	1,510,866
John Wiley & Sons, Inc., Cl. A	19,020		774,114
Madison Square Garden Sports Corp.	7,725	[a]	1,453,304
QuinStreet, Inc.	24,260	[a]	402,473
Scholastic Corp.	11,492		407,621
Shutterstock, Inc.	10,851		419,934
TechTarget, Inc.	11,931	[a]	371,889
Thryv Holdings, Inc.	14,911	[a]	265,714

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Media & Entertainment - 2.2% (continued)
TripAdvisor, Inc.	50,244	[a]	894,846
Yelp, Inc.	31,222	[a]	1,153,653
			12,095,222
Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
Alkermes PLC	78,171	[a]	1,883,921
Amphastar Pharmaceuticals, Inc.	17,464	[a]	698,560
ANI Pharmaceuticals, Inc.	6,966	[a]	443,595
Arcus Biosciences, Inc.	25,143	[a]	382,928
BioLife Solutions, Inc.	17,014	[a,b]	364,610
Catalyst Pharmaceuticals, Inc.	50,828	[a]	787,326
Collegium Pharmaceutical, Inc.	14,808	[a]	476,818
Corcept Therapeutics, Inc.	42,312	[a,b]	1,374,717
Cytek Biosciences, Inc.	43,169	[a,b]	240,883
Dynavax Technologies Corp.	60,789	[a]	682,660
Fortrea Holdings, Inc.	41,286	[a,b]	963,615
Harmony Biosciences Holdings, Inc.	14,383	[a]	433,935
Innoviva, Inc.	24,676	[a]	404,686
Ironwood Pharmaceuticals, Inc.	63,117	[a]	411,523
Krystal Biotech, Inc.	11,459	[a]	2,104,331
Ligand Pharmaceuticals, Inc.	7,648	[a]	644,420
Mesa Laboratories, Inc.	2,448		212,413
Myriad Genetics, Inc.	41,791	[a]	1,022,208
Organon & Co.	118,672		2,456,510
Pacira Biosciences, Inc.	21,633	[a]	618,920
Phibro Animal Health Corp., Cl. A	9,278		155,592
Prestige Consumer Healthcare, Inc.	23,115	[a]	1,591,468
REGENXBIO, Inc.	20,546	[a]	240,388
Supernus Pharmaceuticals, Inc.	25,477	[a]	681,510
Vericel Corp.	22,454	[a]	1,030,190
Vir Biotechnology, Inc.	40,987	[a]	364,784
Xencor, Inc.	28,427	[a]	538,123
			21,210,634
Real Estate Management & Development - .6%
Cushman & Wakefield PLC	91,162	[a]	948,085
eXp World Holdings, Inc.	34,968	[b]	394,614
Kennedy-Wilson Holdings, Inc.	52,715		512,390
Marcus & Millichap, Inc.	10,791		340,132
The St. Joe Company	16,476		901,237
			3,096,458
Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd.	10,909	[a]	407,669
Axcelis Technologies, Inc.	15,030	[a]	2,137,116
CEVA, Inc.	11,105	[a]	214,215
Cohu, Inc.	22,226	[a]	735,681
Diodes, Inc.	21,436	[a]	1,541,891
FormFactor, Inc.	35,677	[a]	2,159,529
Ichor Holdings Ltd.	15,062	[a]	580,640
Kulicke & Soffa Industries, Inc.	25,895		1,273,775
MaxLinear, Inc.	34,983	[a]	704,558
PDF Solutions, Inc.	13,856	[a]	504,081
Photronics, Inc.	28,741	[a]	709,040

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors & Semiconductor Equipment - 3.0% (continued)
Semtech Corp.	29,836	[a,b]	891,500
SiTime Corp.	8,140	[a]	1,012,453
SMART Global Holdings, Inc.	24,064	[a,b]	550,344
SolarEdge Technologies, Inc.	26,501	[a]	669,415
Ultra Clean Holdings, Inc.	20,415	[a]	1,000,335
Veeco Instruments, Inc.	25,841	[a]	1,207,033
			16,299,275
Software & Services - 4.6%
A10 Networks, Inc.	32,545		450,748
ACI Worldwide, Inc.	48,693	[a]	1,927,756
Adeia, Inc.	50,500		564,843
Agilysys, Inc.	9,175	[a]	955,485
Alarm.com Holdings, Inc.	23,164	[a]	1,471,841
BlackLine, Inc.	23,685	[a]	1,147,538
Box, Inc., Cl. A	66,582	[a]	1,760,428
DigitalOcean Holdings, Inc.	24,829	[a,b]	862,808
DoubleVerify Holdings, Inc.	64,994	[a]	1,265,433
DXC Technology Co.	82,598	[a,b]	1,576,796
Envestnet, Inc.	23,138	[a]	1,448,207
InterDigital, Inc.	11,670		1,360,255
Liveramp Holdings, Inc.	30,608	[a]	947,012
Marathon Digital Holdings, Inc.	125,892	[a,b]	2,498,956
N-Able, Inc.	31,935	[a]	486,370
NCR Voyix Corp.	63,797	[a]	787,893
Perficient, Inc.	16,227	[a]	1,213,617
Progress Software Corp.	20,017		1,086,122
Sprinklr, Inc., Cl. A	55,779	[a,b]	536,594
SPS Commerce, Inc.	17,068	[a]	3,211,515
			25,560,217
Technology Hardware & Equipment - 5.2%
Advanced Energy Industries, Inc.	17,286		1,880,025
Arlo Technologies, Inc.	44,022	[a]	574,047
Badger Meter, Inc.	13,563		2,527,465
Benchmark Electronics, Inc.	16,323		644,106
Calix, Inc.	26,991	[a]	956,291
Corsair Gaming, Inc.	20,386	[a]	225,061
CTS Corp.	13,854		701,428
Digi International, Inc.	16,373	[a]	375,433
ePlus, Inc.	12,101	[a]	891,602
Extreme Networks, Inc.	60,002	[a]	807,027
Fabrinet	16,673	[a]	4,081,384
Harmonic, Inc.	53,795	[a]	633,167
Insight Enterprises, Inc.	12,769	[a]	2,532,859
Itron, Inc.	21,176	[a]	2,095,577
Knowles Corp.	41,796	[a]	721,399
NETSCOUT Systems, Inc.	33,106	[a]	605,509
OSI Systems, Inc.	7,129	[a]	980,380
PC Connection, Inc.	5,463		350,725
Plexus Corp.	12,691	[a]	1,309,457
Rogers Corp.	7,617	[a]	918,686
Sanmina Corp.	25,638	[a]	1,698,517

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 5.2% (continued)
ScanSource, Inc.	11,182	[a]	495,474
TTM Technologies, Inc.	46,262	[a]	898,871
Viasat, Inc.	35,157	[a,b]	446,494
Viavi Solutions, Inc.	100,780	[a]	692,359
Xerox Holdings Corp.	52,985		615,686
			28,659,029
Telecommunication Services - .6%
Cogent Communications Holdings, Inc.	19,479		1,099,395
Consolidated Communications Holdings, Inc.	33,642	[a]	148,025
Gogo, Inc.	29,204	[a]	280,942
Lumen Technologies, Inc.	458,599	[a]	504,459
Shenandoah Telecommunications Co.	23,201	[a]	378,872
Telephone & Data Systems, Inc.	45,561		944,480
			3,356,173
Transportation - 2.5%
Alaska Air Group, Inc.	58,625	[a]	2,368,450
Allegiant Travel Co.	6,579		330,463
ArcBest Corp.	10,817		1,158,284
Forward Air Corp.	14,170	[b]	269,797
Heartland Express, Inc.	20,996		258,881
Hertz Global Holdings, Inc.	58,399	[a]	206,148
Hub Group, Inc., Cl. A	28,585		1,230,584
JetBlue Airways Corp.	156,608	[a]	953,743
Marten Transport Ltd.	26,855		495,475
Matson, Inc.	15,763		2,064,480
RXO, Inc.	54,328	[a]	1,420,677
SkyWest, Inc.	18,614	[a]	1,527,651
Sun Country Airlines Holdings, Inc.	16,895	[a]	212,201
Werner Enterprises, Inc.	29,504		1,057,128
			13,553,962
Utilities - 2.0%
American States Water Co.	17,168		1,245,882
Avista Corp.	36,074		1,248,521
California Water Service Group	26,645		1,292,016
Chesapeake Utilities Corp.	10,277		1,091,417
Clearway Energy, Inc., Cl. A	15,666		354,992
Clearway Energy, Inc., Cl. C	38,221		943,676
MGE Energy, Inc.	16,676	[b]	1,246,031
Middlesex Water Co.	8,165		426,703
Northwest Natural Holding Co.	17,528		632,936
Otter Tail Corp.	19,264		1,687,334
SJW Group	13,544		734,356
Unitil Corp.	7,568		391,947
			11,295,811
Total Common Stocks (cost $399,730,746)			549,341,294

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $2,765,389)	26,456	[b]	2,821,797

Statement of Investments (Unaudited) (continued)

Description		Number of Rights		Value ($)
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring		3,619	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring		3,619	[d]	0
(cost $12,944)				0
	1-Day Yield (%)	Shares
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,196,668)	5.42	2,196,668	[e]	2,196,668

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,447,901)	5.42	10,447,901	[e]	10,447,901
Total Investments (cost $415,153,648)		102.0%		564,807,660
Liabilities, Less Cash and Receivables		(2.0%)		(10,999,688)
Net Assets		100.0%		553,807,972

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $36,845,937 and the value of the collateral was $37,788,689, consisting of cash collateral of $10,447,901 and U.S. Government & Agency securities valued at $27,340,788. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at June 30, 2024. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	5,398,157	92,635,084	(95,836,573)	2,196,668	67,420
Investment of Cash Collateral for Securities Loaned - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	9,732,014	43,844,776	(43,128,889)	10,447,901	98,985	††
Total - 2.3%	15,130,171	136,479,860	(138,965,462)	12,644,569	166,405

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	27	9/20/2024	2,740,179	2,787,750	47,571
Gross Unrealized Appreciation				47,571

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $36,845,937)—Note 1(c):
Unaffiliated issuers	402,509,079	552,163,091
Affiliated issuers	12,644,569	12,644,569
Cash		3,842
Dividends and securities lending income receivable		695,711
Cash collateral held by broker—Note 4		189,000
Receivable for shares of Beneficial Interest subscribed		171,197
Receivable for investment securities sold		140,463
Receivable for futures variation margin—Note 4		6,615
		566,014,488
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		267,108
Liability for securities on loan—Note 1(c)		10,447,901
Payable for shares of Beneficial Interest redeemed		1,331,513
Payable for investment securities purchased		147,268
Trustees’ fees and expenses payable		12,011
Other accrued expenses		715
		12,206,516
Net Assets ($)		553,807,972
Composition of Net Assets ($):
Paid-in capital		387,930,697
Total distributable earnings (loss)		165,877,275
Net Assets ($)		553,807,972

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	31,159,914
Net Asset Value Per Share ($)	17.77

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,685 foreign taxes withheld at source):
Unaffiliated issuers	5,203,657
Affiliated issuers	67,420
Income from securities lending—Note 1(c)	98,985
Interest	7,075
Total Income	5,377,137
Expenses:
Management fee—Note 3(a)	980,015
Distribution fees—Note 3(b)	700,011
Interest expense—Note 2	17,897
Trustees’ fees—Note 3(a,c)	14,850
Loan commitment fees—Note 2	5,232
Registration fees	716
Total Expenses	1,718,721
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,850)
Net Expenses	1,703,871
Net Investment Income	3,673,266
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,716,077
Net realized gain (loss) on futures	50,075
Net Realized Gain (Loss)	23,766,152
Net change in unrealized appreciation (depreciation) on investments	(32,900,722)
Net change in unrealized appreciation (depreciation) on futures	(163,640)
Net Change in Unrealized Appreciation (Depreciation)	(33,064,362)
Net Realized and Unrealized Gain (Loss) on Investments	(9,298,210)
Net (Decrease) in Net Assets Resulting from Operations	(5,624,944)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	3,673,266	6,509,587
Net realized gain (loss) on investments	23,766,152	16,362,504
Net change in unrealized appreciation (depreciation) on investments	(33,064,362)	54,945,874
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,624,944)	77,817,965
Distributions ($):
Distributions to shareholders	(19,677,634)	(34,981,170)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	78,448,931	59,813,229
Distributions reinvested	19,677,634	34,981,170
Cost of shares redeemed	(97,876,227)	(82,660,307)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	250,338	12,134,092
Total Increase (Decrease) in Net Assets	(25,052,240)	54,970,887
Net Assets ($):
Beginning of Period	578,860,212	523,889,325
End of Period	553,807,972	578,860,212
Capital Share Transactions (Shares):
Shares sold	4,356,513	3,526,529
Shares issued for distributions reinvested	1,078,227	2,162,001
Shares redeemed	(5,430,413)	(4,879,125)
Net Increase (Decrease) in Shares Outstanding	4,327	809,405

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
June 30, 2024		Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	18.58	17.26	23.55	19.06	19.06	17.17
Investment Operations:
Net investment income[a]	.12	.21	.18	.16	.14	.17
Net realized and unrealized gain (loss) on investments	(.30)	2.28	(3.76)	4.79	1.04	3.48
Total from Investment Operations	(.18)	2.49	(3.58)	4.95	1.18	3.65
Distributions:
Dividends from net investment income	(.21)	(.19)	(.19)	(.15)	(.18)	(.17)
Dividends from net realized gain on investments	(.42)	(.98)	(2.52)	(.31)	(1.00)	(1.59)
Total Distributions	(.63)	(1.17)	(2.71)	(.46)	(1.18)	(1.76)
Net asset value, end of period	17.77	18.58	17.26	23.55	19.06	19.06
Total Return (%)	(1.06)[b]	15.39	(16.65)	26.14	10.64	22.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.61[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	1.31[c]	1.22	.97	.73	.95	.94
Portfolio Turnover Rate	33.49[b]	38.37	28.27	46.01	47.77	28.13
Net Assets, end of period ($ x 1,000)	553,808	578,860	523,889	723,023	617,985	576,508

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Small Cap Stock Index Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s® SmallCap 600 Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in Service Shares which bears a Distribution Plan.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	549,341,294	-	-	549,341,294
Exchange-Traded Funds	2,821,797	-	-	2,821,797
Investment Companies	12,644,569	-	-	12,644,569
Rights	-	-	0	0
Other Financial Instruments:
Futures††	47,571	-	-	47,571

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights ($)
Balance as of 12/31/2023†	0
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 6/30/2024†	0
The amount of total net realized gains (losses) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 6/30/2024	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $13,493 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	36,845,937		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	36,845,937		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(36,845,937)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $5,623,692 and long-term capital gains $29,357,478. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended June 30, 2024, the fund was charged $17,897 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2024 was approximately $564,286 with a related weighted average annualized rate of 6.38%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s Adviser has agreed in its management agreement with the fund to pay all of the fund’s direct expenses, except management fees, Rule 12b-1 Distribution Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel. The Adviser has further agreed to reduce its fees in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and their counsel. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended June 30, 2024, fees reimbursed by the Adviser amounted to $14,850.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing its shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the fund’s average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, the fund was charged $700,011 pursuant to the Distribution Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $156,863 and Distribution Plan fees of $112,045, which are offset against an expense reimbursement currently in effect in the amount of $1,800.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended June 30, 2024, amounted to $190,040,361 and $209,125,519, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended June 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	47,571	[1]	Equity risk	-
Gross fair value of derivative contracts	47,571			-

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Total
Equity	50,075		50,075
Total	50,075		50,075

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[2]	Total
Equity	(163,640)		(163,640)
Total	(163,640)		(163,640)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net change in unrealized appreciation (depreciation) on futures.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2024:

Average Market Value ($)
Futures:
Equity Futures Long	2,836,874

At June 30, 2024, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $149,701,583, consisting of $200,012,532 gross unrealized appreciation and $50,310,949 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-0410NCSRSA0624

BNY Mellon Investment Portfolios, Technology Growth Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Technology Growth Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc.	48,504	[a]	14,271,817
Application Software - 7.5%
Adobe, Inc.	44,303	[a]	24,612,089
HubSpot, Inc.	25,660	[a]	15,134,011
Intuit, Inc.	46,594		30,622,043
Klaviyo, Inc., Cl. A	758,857	[a,b]	18,887,951
			89,256,094
Automotive Parts & Equipment - 1.0%
Mobileye Global, Inc., Cl. A	436,394	[a,b]	12,256,125
Broadline Retail - 5.6%
Alibaba Group Holding Ltd., ADR	198,004		14,256,288
Amazon.com, Inc.	272,732	[a]	52,705,459
			66,961,747
Education Services - ..8%
Duolingo, Inc.	44,827	[a,b]	9,354,050
Health Care Equipment - 1.7%
Intuitive Surgical, Inc.	46,136	[a]	20,523,600
Hotels, Resorts & Cruise Lines - 1.4%
Airbnb, Inc., Cl. A	110,456	[a]	16,748,443
Interactive Media & Services - 8.8%
Alphabet, Inc., Cl. C	271,703		49,835,764
Meta Platforms, Inc., Cl. A	83,052		41,876,479
Pinterest, Inc., Cl. A	274,907	[a]	12,115,151
			103,827,394
Internet Services & Infrastructure - 6.4%
Akamai Technologies, Inc.	120,481	[a]	10,852,928
Shopify, Inc., Cl. A	685,404	[a]	45,270,934
Snowflake, Inc., Cl. A	148,749	[a]	20,094,502
			76,218,364
Movies & Entertainment - 4.9%
Netflix, Inc.	85,352	[a]	57,602,358
Passenger Ground Transportation - 5.7%
Uber Technologies, Inc.	929,317	[a]	67,542,760
Real Estate Services - 1.6%
CoStar Group, Inc.	260,001	[a]	19,276,474
Semiconductor Materials & Equipment - 11.6%
Applied Materials, Inc.	229,452		54,148,377
ASML Holding NV	24,492		25,048,703
Lam Research Corp.	44,863		47,772,365
MKS Instruments, Inc.	84,877		11,083,239
			138,052,684
Semiconductors - 24.6%
Infineon Technologies AG, ADR	395,840		14,582,746
Micron Technology, Inc.	267,326		35,161,389
NVIDIA Corp.	911,990		112,667,245
ON Semiconductor Corp.	100,435	[a]	6,884,819
Qualcomm, Inc.	175,754		35,006,682

3

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Semiconductors - 24.6% (continued)
Synaptics, Inc.		261,935	[a]	23,102,667
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		367,021		63,791,920
				291,197,468
Systems Software - 11.7%
JFrog Ltd.		499,240	[a]	18,746,462
Microsoft Corp.		142,088		63,506,232
ServiceNow, Inc.		71,331	[a]	56,113,958
				138,366,652
Technology Hardware, Storage & Equipment - 4.7%
Apple, Inc.		210,061		44,243,048
Pure Storage, Inc., Cl. A		178,656	[a]	11,471,502
				55,714,550
Total Common Stocks (cost $598,215,652)				1,177,170,580

Private Equity - .6%
Real Estate Services - .1%
Roofstock, Ser. H		83,989	[a,c]	453,541
Systems Software - .5%
Databricks, Inc., Ser. H		71,556	[a,c]	5,762,405
Databricks, Inc., Ser. I		6,159	[a,c]	495,984
				6,258,389
Total Private Equity (cost $8,187,341)				6,711,930
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,210,687)	5.42	4,210,687	[d]	4,210,687

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $23,158,744)	5.42	23,158,744	[d]	23,158,744
Total Investments (cost $633,772,424)		102.1%		1,211,251,941
Liabilities, Less Cash and Receivables		(2.1%)		(25,181,207)
Net Assets		100.0%		1,186,070,734

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $25,434,675 and the value of the collateral was $26,003,971, consisting of cash collateral of $23,158,744 and U.S. Government & Agency securities valued at $2,845,227. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at June 30, 2024. These securities were valued at $6,711,930 or .6% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .4%	15,377,438	87,771,003	(98,937,754)	4,210,687	198,083
Investment of Cash Collateral for Securities Loaned - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.9%	7,515,494	72,268,898	(56,625,648)	23,158,744	15,436	††
Total - 2.3%	22,892,932	160,039,901	(155,563,402)	27,369,431	213,519

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,434,675)—Note 1(c):
Unaffiliated issuers	606,402,993	1,183,882,510
Affiliated issuers	27,369,431	27,369,431
Cash denominated in foreign currency	53,099	53,219
Receivable for investment securities sold		8,492,186
Dividends and securities lending income receivable		617,716
Tax reclaim receivable—Note 1(b)		57,883
Receivable for shares of Beneficial Interest subscribed		16,316
Prepaid expenses		5,490
		1,220,494,751
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		905,836
Cash overdraft due to Custodian		2,687,065
Liability for securities on loan—Note 1(c)		23,158,744
Payable for investment securities purchased		6,870,583
Payable for shares of Beneficial Interest redeemed		753,298
Trustees’ fees and expenses payable		1,610
Other accrued expenses		46,881
		34,424,017
Net Assets ($)		1,186,070,734
Composition of Net Assets ($):
Paid-in capital		655,080,749
Total distributable earnings (loss)		530,989,985
Net Assets ($)		1,186,070,734

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	309,481,856	876,588,878
Shares Outstanding	9,111,048	28,756,698
Net Asset Value Per Share ($)	33.97	30.48

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $112,165 foreign taxes withheld at source):
Unaffiliated issuers	2,132,562
Affiliated issuers	198,083
Income from securities lending—Note 1(c)	15,436
Total Income	2,346,081
Expenses:
Management fee—Note 3(a)	4,155,950
Distribution fees—Note 3(b)	1,026,682
Professional fees	49,599
Trustees’ fees and expenses—Note 3(c)	26,539
Chief Compliance Officer fees—Note 3(b)	12,644
Loan commitment fees—Note 2	12,067
Prospectus and shareholders’ reports	8,503
Custodian fees—Note 3(b)	7,590
Interest expense—Note 2	1,219
Shareholder servicing costs—Note 3(b)	622
Miscellaneous	15,150
Total Expenses	5,316,565
Less—reduction in fees due to earnings credits—Note 3(b)	(294)
Net Expenses	5,316,271
Net Investment (Loss)	(2,970,190)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	46,310,904
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	168,942,042
Net Realized and Unrealized Gain (Loss) on Investments	215,252,946
Net Increase in Net Assets Resulting from Operations	212,282,756

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment (loss)	(2,970,190)	(4,170,928)
Net realized gain (loss) on investments	46,310,904	5,802,503
Net change in unrealized appreciation (depreciation) on investments	168,942,042	396,522,014
Net Increase (Decrease) in Net Assets Resulting from Operations	212,282,756	398,153,589
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	12,208,644	24,565,412
Service Shares	11,700,374	29,448,379
Cost of shares redeemed:
Initial Shares	(23,346,401)	(23,157,838)
Service Shares	(58,786,713)	(84,681,382)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(58,224,096)	(53,825,429)
Total Increase (Decrease) in Net Assets	154,058,660	344,328,160
Net Assets ($):
Beginning of Period	1,032,012,074	687,683,914
End of Period	1,186,070,734	1,032,012,074
Capital Share Transactions (Shares):
Initial Shares
Shares sold	389,314	1,149,888
Shares redeemed	(773,854)	(985,828)
Net Increase (Decrease) in Shares Outstanding	(384,540)	164,060
Service Shares
Shares sold	420,720	1,437,092
Shares redeemed	(2,100,172)	(4,086,349)
Net Increase (Decrease) in Shares Outstanding	(1,679,452)	(2,649,257)

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
June 30, 2024		Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	28.01	17.57	35.59	36.68	25.26	22.56
Investment Operations:
Net investment income (loss)[a]	(.05)	(.07)	(.06)	(.17)	(.03)	.08
Net realized and unrealized gain (loss) on investments	6.01	10.51	(15.61)	4.14	14.68	5.55
Total from Investment Operations	5.96	10.44	(15.67)	3.97	14.65	5.63
Distributions:
Dividends from net investment income	-	-	-	-	(.08)	-
Dividends from net realized gain on investments	-	-	(2.35)	(5.06)	(3.15)	(2.93)
Total Distributions	-	-	(2.35)	(5.06)	(3.23)	(2.93)
Net asset value, end of period	33.97	28.01	17.57	35.59	36.68	25.26
Total Return (%)	21.28[b]	59.42	(46.39)	12.93	69.92	25.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[c]	.78	.78	.78	.78	.79
Ratio of net expenses to average net assets	.77[c]	.78	.78	.78	.78	.79
Ratio of net investment income (loss) to average net assets	(.35)[c]	(.29)	(.27)	(.49)	(.10)	.33
Portfolio Turnover Rate	10.28[b]	36.88	51.13	38.70	80.81	77.56
Net Assets, end of period ($ x 1,000)	309,482	265,980	163,979	266,078	227,325	140,591

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2024		Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	25.17	15.83	32.42	33.95	23.63	21.31
Investment Operations:
Net investment income (loss)[a]	(.08)	(.11)	(.10)	(.24)	(.09)	.02
Net realized and unrealized gain (loss) on investments	5.39	9.45	(14.14)	3.77	13.58	5.23
Total from Investment Operations	5.31	9.34	(14.24)	3.53	13.49	5.25
Distributions:
Dividends from net investment income	-	-	-	-	(.02)	-
Dividends from net realized gain on investments	-	-	(2.35)	(5.06)	(3.15)	(2.93)
Total Distributions	-	-	(2.35)	(5.06)	(3.17)	(2.93)
Net asset value, end of period	30.48	25.17	15.83	32.42	33.95	23.63
Total Return (%)	21.10[b]	59.00	(46.52)	12.64	69.57	25.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02[c]	1.03	1.03	1.03	1.03	1.04
Ratio of net expenses to average net assets	1.02[c]	1.03	1.03	1.03	1.03	1.04
Ratio of net investment income (loss) to average net assets	(.60)[c]	(.54)	(.52)	(.74)	(.34)	.08
Portfolio Turnover Rate	10.28[b]	36.88	51.13	38.70	80.81	77.56
Net Assets, end of period ($ x 1,000)	876,589	766,032	523,705	853,460	736,258	475,148

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Technology Growth Portfolio (the “fund”) is a separate diversified series of BNY Mellon Investment Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,177,170,580	-	-	1,177,170,580
Equity Securities - Private Equity	-	-	6,711,930	6,711,930

12

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
Investment Companies	27,369,431	-	-	27,369,431

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Private Equity ($)
Balance as of 12/31/2023†	8,608,294
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,896,364)
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 6/30/2024†	6,711,930
The amount of total net realized gains (losses) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 6/30/2024	(1,896,364)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of June 30, 2024. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Asset Category- Issuer Name	Value ($)	Valuation Techniques/ Methodologies	Unobservable Inputs	Range		Median
				Low	High
Private Equity:
Databricks, Ser. H	5,762,405	Benchmark to Public Peers	Return of Public Peers Group	-28.8x	8.9x	-5.5x
Databricks, Ser. I	495,984	Benchmark to Public Peers	Return of Public Peers Group	-28.8x	8.9x	-5.5x
Roofstock, Ser. H	453,541	Public Comparables/ Enterprise Value	Enterprise Value as Multiple of Revenue	0.3x	11.2x	2.6x

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $2,104 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	25,434,675		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	25,434,675		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(25,434,675)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

14

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $89,697,167 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $0 and long-term capital gains $0. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

During the period ended June 30, 2024, the fund was charged $1,219 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2024 was approximately $38,462 with a related weighted average annualized rate of 6.37%.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $1,026,682 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $471 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $294.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $7,590 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $12,644 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $716,551, Distribution Plan fees of $176,768, Custodian fees of $8,853, Chief Compliance Officer fees of $3,550 and Transfer Agent fees of $114.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2024, amounted to $112,836,630 and $161,217,891, respectively.

16

At June 30, 2024, accumulated net unrealized appreciation on investments was $577,479,517, consisting of $600,628,700 gross unrealized appreciation and $23,149,183 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

18

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

19

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

20

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-0175NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Portfolios

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 7, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)